Income taxes - Unrecognized tax benefit (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
Roll-forward of unrecognized tax benefits
Balance at beginning of the year	¥ 38,610,367	$ 5,597,977	¥ 159,483,176
Additions for tax positions taken in prior years	2,349,049	340,580	19,087,010
Reductions for tax positions taken in prior years	(28,757,431)	(4,169,436)	(139,959,819)
Settlements	9,852,936	1,428,541
Balance at end of the year	2,349,049	340,580	38,610,367
Accrued interest and penalties	2,000,970		1,154,145	$ 290,113
Tax impact arising from impairment losses and charge-offs of accounts receivable and contract assets	2,349,049	340,580	28,757,431
Tax impact related to the provision for contingent guarantee liabilities	0		9,852,936
Unrecognized tax benefit, if recognized upon examination settlement or statute expiration would effect tax rate	0
Interest related to unrecognized tax benefit	¥ 846,825	$ 122,778	¥ 10,731,479